LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use right USD ($) sqm	Dec. 31, 2013 Land use right CNY	Dec. 31, 2012 Land use right CNY	Dec. 31, 2011 Land use right CNY
Land use right
Land use right, gross					$ 8,537,000	51,678,000
Less: accumulated amortization					(157,000)	(948,000)
Land use right, net					8,380,000	50,730,000
Area of asset acquired					39,000	39,000
Useful life					50 years	50 years
Amortization expense	313,000	1,892,000		536,000	157,000	948,000	0	0
Costs capitalized	$ 2,021,000	12,236,000	0